Revenue - Future minimum receipts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 5,975.9	$ 5,898.2	$ 8,743.7
Minimum | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	5 years
Maximum | Space on towers
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Term of leases	20 years
Within one year
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 842.6	839.8	1,469.3
1-2 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	828.0	762.0	1,189.7
2-3 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	751.8	748.1	1,124.6
3-4 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	720.7	665.3	1,093.7
4-5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	705.5	631.1	1,031.9
After 5 years
Disclosure of maturity analysis of finance lease payments receivable [abstract]
Future minimum receipts	$ 2,127.3	$ 2,251.9	$ 2,834.5